Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN FIXED INCOME SHARES INC
Prospectus Date	rr_ProspectusDate	Aug. 30, 2013
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2013